CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Millions, $ in Millions		CNY (¥) shares	USD ($) shares	Ordinary shares CNY (¥) shares		Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Retained earnings CNY (¥)	Treasury stock CNY (¥) shares	Total Ctrip's shareholders' equity CNY (¥)	Non-controlling interests CNY (¥)
Balance (in shares) at Dec. 31, 2020 | shares	[1]			599,627,136						(23,432,968)
Balance at Dec. 31, 2020		¥ 101,567		¥ 6		¥ 83,960	¥ 637	¥ (1,608)	¥ 19,470	¥ (2,111)	¥ 100,354	¥ 1,213
Changes in shareholders' equity
Issuance of ordinary shares for the exercise of stock options (in shares) | shares		5,106,035	5,106,035	5,321,521	[1]
Issuance of ordinary shares for the exercise of stock options		¥ 307		¥ 0		307					307
Issuance of ordinary shares, net of issuance costs (Note 18) (shares) | shares	[1]			36,380,900
Issuance of ordinary shares, net of issuance costs (Note 18)		7,984		¥ 0		7,984					7,984	0
Share-based compensation		1,681				1,681					1,681
Appropriations to statutory reserves							97		(97)
Foreign currency translation adjustments		2						2			2
Unrealized securities holding gains (losses)		2						2			2
Net income/(loss)		(645)							(550)		(550)	(95)
Acquisition of additional equity interests of subsidiaries		(442)				(103)					(103)	(339)
Business combination		0										0
Establishment of subsidiaries		0										0
Balance at Dec. 31, 2021		¥ 110,456		¥ 6		93,829	734	(1,604)	18,823	¥ (2,111)	109,677	779
Balance (in shares) at Dec. 31, 2021 | shares	[1]			641,329,557						(23,432,968)
Changes in shareholders' equity
Issuance of ordinary shares for the exercise of stock options (in shares) | shares		4,493,648	4,493,648	4,737,273
Issuance of ordinary shares for the exercise of stock options		¥ 179		¥ 0		179					179
Share-based compensation		1,188				1,188					1,188
Appropriations to statutory reserves							91		(91)
Foreign currency translation adjustments		78						78			78
Unrealized securities holding gains (losses)		(1,126)						(1,126)			(1,126)
Less: Amounts reclassified from accumulated other comprehensive loss to net income/(loss) (Note 7)		884						884			884
Net income/(loss)		1,367							1,403		1,403	(36)
Disposal of shares in subsidiaries		(4)										(4)
Acquisition of additional equity interests of subsidiaries		(3)				0					0	(3)
Balance at Dec. 31, 2022		¥ 113,019		¥ 6		95,196	825	(1,768)	20,135	¥ (2,111)	112,283	736
Balance (in shares) at Dec. 31, 2022 | shares				646,066,830						(23,432,968)
Changes in shareholders' equity
Issuance of ordinary shares for the exercise of stock options (in shares) | shares		4,590,690	4,590,690	4,787,940
Issuance of ordinary shares for the exercise of stock options		¥ 399		¥ 0		399					399
Share-based compensation		1,834				1,834					1,834
Appropriations to statutory reserves							1,247		(1,247)
Foreign currency translation adjustments		77	$ 11					77			77
Unrealized securities holding gains (losses)		(817)						(817)			(817)
Less: Amounts reclassified from accumulated other comprehensive loss to net income/(loss) (Note 7)		108						108			108
Repurchasing of ordinary shares (Value)		(1,617)								¥ (1,617)	(1,617)
Repurchasing of ordinary shares (in shares) | shares				(6,765,720)						(6,765,720)
Net income/(loss)		10,002							9,918		9,918	84
Acquisition of additional equity interests of subsidiaries		0				(1)					(1)	1
Business combination		1										1
Balance at Dec. 31, 2023		¥ 123,006	$ 17,325	¥ 6		¥ 97,428	¥ 2,072	¥ (2,400)	¥ 28,806	¥ (3,728)	¥ 122,184	¥ 822
Balance (in shares) at Dec. 31, 2023 | shares				644,089,050						(30,198,688)

[1]	The number of shares outstanding and treasury stock have been retrospectively adjusted for the Share Subdivision that became effective on March 18, 2021 as detailed in Note 2.